United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2011

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       5/09/11
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: 149,343
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------     -------------   --------  -------  -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord         Common Stock    G24140108     454       7,000SH     SOLE                               7,000
Abbott Laboratories           Common Stock    002824100     777      15,848SH     SOLE                              15,848
Amazon.com                    Common Stock    023135106   7,647      42,452SH     SOLE                              42,452
American Express              Common Stock    025816109   1,661      36,754SH     SOLE                              36,754
American Tower                Common Stock    029912201  18,580     358,556SH     SOLE                             358,556
Anadarko Petroleum            Common Stock    032511107     950      11,600SH     SOLE                              11,600
Apple Computer Inc            Common Stock    037833100     209         600SH     SOLE                                 600
Athenahealth Inc              Common Stock    04685W103   9,160     202,965SH     SOLE                             202,965
Auto Data Processing          Common Stock    053015103     554      10,800SH     SOLE                              10,800
Berkshire Hathaway Cl A       CL A            084670108     877           7SH     SOLE                                   7
Berkshire Hathaway Cl B       CL B            084670207     289       3,450SH     SOLE                               3,450
Cigna                         Common Stock     125509109    580      13,095SH     SOLE                              13,095
Cardionet Inc                 Common Stock    14159L103     268      56,000SH     SOLE                              56,000
Chevron Texaco                Common Stock     166764100    436       4,060SH     SOLE                               4,060
Coca Cola Company             Common Stock     191216100    637       9,608SH     SOLE                               9,608
DTS Inc                       Common Stock    23335C101   3,209      68,820SH     SOLE                              68,820
Destination Maternity Co      Common Stock    25065D100   2,039      88,390SH     SOLE                              88,390
Devon Energy New              Common Stock    25179M103     551       6,000SH     SOLE                               6,000
Dollar Financial Corp         Common Stock     256664103    311      15,000SH     SOLE                              15,000
Dunn & Bradstreet Copr. New   Common Stock    26483E100     241       3,000SH     SOLE                               3,000
eBay                          Common Stock     278642103  5,484     176,672SH     SOLE                             176,672
Electronic Arts               Common Stock     285512109  2,480     126,973SH     SOLE                             126,973
Esco Technologies             Common Stock     296315104  1,509      39,565SH     SOLE                              39,565
Euronet Worldwide             Common Stock     298736109  6,587     340,757SH     SOLE                             340,757
Exxon Mobil                   Common Stock    30231G102   6,965      82,788SH     SOLE                              82,788
General Electric              Common Stock     369604103    754      37,588SH     SOLE                              37,588
Genworth Financial Inc        Common Stock    37247D106     188      14,000SH     SOLE                              14,000
Google Inc Class A            CL A            38259P508     827       1,410SH     SOLE                               1,410
Hess Corp                     Common Stock    42809H107     256       3,000SH     SOLE                               3,000
I C U Medical                 Common Stock    44930G107   1,255      28,675SH     SOLE                              28,675
Intl Business Machines        Common Stock     459200101    654       4,009SH     SOLE                               4,009
Johnson & Johnson             Common Stock     478160104  2,074      34,996SH     SOLE                              34,996
Kimberly Clark                Common Stock     494368103    212       3,252SH     SOLE                               3,252
Kraft Foods Inc               Common Stock    50075N104     250       7,981SH     SOLE                               7,981
Legg Mason Inc                Common Stock     524901105  2,009      55,670SH     SOLE                              55,670
Merck & Co Inc                Common Stock    58933Y105     432      13,080SH     SOLE                              13,080
Microsoft                     Common Stock     594918104  1,098      43,262SH     SOLE                              43,262
Netflix Inc                   Common Stock    64110L106  32,085     134,935SH     SOLE                             134,935
Northern Trust Corporation    Common Stock     665859104    497       9,800SH     SOLE                               9,800
Oracle                        Common Stock    68389X105     568      17,000SH     SOLE                              17,000
Penn Virginia Corp            Com Unit R Lim   707882106  1,610      94,919SH     SOLE                              94,919
Penn Virginia Res Ptnrs       Common Stock     707884102    986      35,600SH     SOLE                              35,600
Pfizer Incorporated           Common Stock     717081103    353      17,400SH     SOLE                              17,400
Philip Morris Intl Inc        Common Stock     718172109    498       7,586SH     SOLE                               7,586
T Rowe Price Group            Common Stock    74144T108   3,078      46,348SH     SOLE                              46,348
Qualcomm                      Common Stock     747525103 25,297     461,373SH     SOLE                             461,373
Rackspace Hosting Inc         Common Stock     750086100  1,578      36,830SH     SOLE                              36,830
Wells Fargo & Co. New         Common Stock     949746101    329      10,375SH     SOLE                              10,375
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